Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000145852 | 75513E101 | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000145852 | 617446448 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000145852 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000145852 | 191216100 | Coca-Cola Company (The)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000145852 | 433578507 | Hitachi Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000145852 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000145852 | 58933Y105 | Merck & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000145852 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000145852 | G25839104 | Coca-Cola Europacific Partners plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000145852 | 046353108 | AstraZeneca plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000145852 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000145852 | Taiwan Province of China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000145852 | Cyprus
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000145852 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000145852 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000145852 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000145852 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000145852 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000145852 | France
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000145852 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000145852 | United States
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000145852 | B1YXBJ7 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000145852 | 30303M102 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000145852 | 526057104 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000145852 | 31846V567 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000145852 | 0798059 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000145852 | 670100205 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000145852 | 874039100 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000145852 | 4617859 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000145852 | B1Y9TB3 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000145852 | 018820100 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000145852 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000145852 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000164234 | 778296103 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000164234 | 053332102 | AutoZone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000164234 | G0450A105 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000164234 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000164234 | 231021106 | Cummins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000164234 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164234 | 25754A201 | Domino's Pizza, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000164234 | 872540109 | TJX Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164234 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164234 | 615369105 | Moody's Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000164234 | Information
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164234 | Wholesale Trade
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164234 | Educational Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000164234 | Construction
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000164234 | Transportation and Warehousing
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000164234 | Administrative and Support and Waste Management and Remediation Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000164234 | Accommodation and Food Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000164234 | Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000164234 | Finance and Insurance
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000164234 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000164234 | Retail Trade
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000164234 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	74.40%
C000164234 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000179800 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000179800 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000179800 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000179800 | 911363109 | United Rentals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000179800 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000179800 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000179800 | 548661107 | Lowe's Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000179800 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000179800 | 92532F100 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000179800 | 038222105 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000179800 | 526057104 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000179800 | 828806109 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000179800 | 780259305 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000179800 | 94975P405 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000179800 | 02079K305 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000179800 | 66987V109 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000179800 | G51502105 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000179800 | 09260D107 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000179800 | 92826C839 | Technology
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000179800 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000179800 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%